Document and Entity Information	Sep. 30, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 30, 2022, the Company filed a Current Report on Form 8-K (the "Original Report") to report that its wholly owned subsidiary, Mainsee 1434. VV GmbH completed the acquisition from Wood Intermediate S.à r.l. of all of the outstanding shares of Wood Holdco GmbH ("Wood Holdco"), which is the parent company of HIT Holzindustrie Torgau GmbH & Co. KG (the "Transaction"). This Amendment No. 1 to Current Report on Form 8-K/A (this "Amended Report"), supplements and amends the Original Report to include the financial statements and pro forma financial information required under Item 9.01 of Form 8-K in respect of the Transaction as further described below. Other than as described herein, this Amended Report does not amend any other information previously filed in the Original Report, which information is incorporated herein by reference.
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	MERCER INTERNATIONAL INC.
Entity Central Index Key	0001333274
Entity Emerging Growth Company	false
Entity File Number	000-51826
Entity Incorporation State Country Code	WA
Entity Tax Identification Number	47-0956945
Entity Address, Address Line One	Suite 1120
Entity Address, Address Line Two	700 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1G8
City Area Code	(604)
Local Phone Number	684-1099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	MERC
Security Exchange Name	NASDAQ